Stock-based compensation (Details) (USD $)	3 Months Ended	6 Months Ended			9 Months Ended			1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011 2011 Plan	Jul. 31, 2011 2011 Plan	Dec. 31, 2011 2011 Plan Options	Dec. 31, 2011 2011 Plan Options Maximum	Dec. 31, 2011 Restricted stock purchase agreements	Apr. 30, 2011 Restricted stock purchase agreements Founder	Apr. 30, 2011 Restricted stock purchase agreements Three co-founders item	Apr. 30, 2011 Restricted stock purchase agreements Two co-founders item
Stock-based compensation
Shares authorized				939,199
Shares available for future issuance			301,794
Vesting period					4 years
Expiration period						10 years
Shares issued								3,509,634
Purchase price (in dollars per share)								$ 0.001
Number of co-founders									3	2
Percentage of shares vesting on the grant date									25.00%
Percentage of the then-unvested shares that vested in connection with the Preferred Stock financing										25.00%
Stock-based compensation expense (in dollars)	$ 299,100	$ 558,480					$ 194,000